Quarterly Holdings Report
for
Fidelity® Equity Dividend Income Fund
February 28, 2023
EII-NPRT1-0423
1.797940.119
Common Stocks - 97.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.9%
Diversified Telecommunication Services - 3.7%
Deutsche Telekom AG	2,858,000	64,142
Verizon Communications, Inc.	3,982,600	154,565
		218,707
Entertainment - 1.1%
Activision Blizzard, Inc.	831,800	63,425
Media - 3.1%
Comcast Corp. Class A	3,993,300	148,431
Omnicom Group, Inc.	345,100	31,256
		179,687
TOTAL COMMUNICATION SERVICES		461,819
CONSUMER DISCRETIONARY - 4.1%
Household Durables - 0.4%
Whirlpool Corp. (a)	187,100	25,816
Internet & Direct Marketing Retail - 1.2%
eBay, Inc.	1,537,800	70,585
Leisure Products - 0.2%
Hasbro, Inc.	231,900	12,757
Specialty Retail - 1.8%
Best Buy Co., Inc.	221,100	18,376
Lowe's Companies, Inc.	180,000	37,035
Williams-Sonoma, Inc. (a)	403,600	50,418
		105,829
Textiles, Apparel & Luxury Goods - 0.5%
Tapestry, Inc.	636,800	27,707
TOTAL CONSUMER DISCRETIONARY		242,694
CONSUMER STAPLES - 9.8%
Beverages - 3.8%
Anheuser-Busch InBev SA NV ADR (a)	1,177,300	71,462
Coca-Cola European Partners PLC	975,600	53,658
Keurig Dr. Pepper, Inc.	667,200	23,052
The Coca-Cola Co.	1,233,100	73,382
		221,554
Food & Staples Retailing - 0.5%
Albertsons Companies, Inc.	1,427,600	28,381
Household Products - 2.1%
Energizer Holdings, Inc.	501,300	18,162
Procter & Gamble Co.	119,500	16,438
Reckitt Benckiser Group PLC	650,700	45,149
Reynolds Consumer Products, Inc. (a)	1,613,500	44,274
		124,023
Personal Products - 2.4%
Unilever PLC sponsored ADR (a)	2,868,800	143,239
Tobacco - 1.0%
Philip Morris International, Inc.	615,200	59,859
TOTAL CONSUMER STAPLES		577,056
ENERGY - 7.0%
Oil, Gas & Consumable Fuels - 7.0%
Enterprise Products Partners LP	3,686,900	94,127
Exxon Mobil Corp.	1,441,500	158,435
Parkland Corp.	1,530,100	33,461
Shell PLC ADR	1,309,400	79,572
TotalEnergies SE	753,400	46,488
		412,083
FINANCIALS - 18.7%
Banks - 12.1%
Citigroup, Inc.	1,171,800	59,399
Huntington Bancshares, Inc.	4,429,900	67,866
JPMorgan Chase & Co.	629,000	90,167
M&T Bank Corp.	661,100	102,662
PNC Financial Services Group, Inc.	619,500	97,831
U.S. Bancorp	2,487,100	118,709
Wells Fargo & Co.	3,731,708	174,537
		711,171
Capital Markets - 2.9%
Bank of New York Mellon Corp.	908,100	46,204
CME Group, Inc.	220,200	40,816
LPL Financial	146,000	36,436
State Street Corp.	544,700	48,304
		171,760
Insurance - 3.7%
Assurant, Inc.	144,600	18,421
AXA SA	2,158,900	68,030
Chubb Ltd.	265,779	56,085
First American Financial Corp.	390,500	22,173
The Travelers Companies, Inc.	278,000	51,463
		216,172
TOTAL FINANCIALS		1,099,103
HEALTH CARE - 15.1%
Health Care Equipment & Supplies - 0.6%
Smith & Nephew PLC sponsored ADR (a)	1,226,000	35,027
Health Care Providers & Services - 3.8%
AmerisourceBergen Corp.	427,400	66,486
Cigna Group	206,100	60,202
Elevance Health, Inc.	94,300	44,290
UnitedHealth Group, Inc.	105,100	50,021
		220,999
Pharmaceuticals - 10.7%
Bristol-Myers Squibb Co.	1,498,700	103,350
Johnson & Johnson	1,137,666	174,359
Merck & Co., Inc.	867,200	92,131
Organon & Co. (a)	1,116,470	27,342
Roche Holding AG (participation certificate)	151,420	43,660
Royalty Pharma PLC	1,066,000	38,216
Sanofi SA sponsored ADR	3,250,100	152,267
		631,325
TOTAL HEALTH CARE		887,351
INDUSTRIALS - 10.0%
Aerospace & Defense - 0.9%
General Dynamics Corp.	235,700	53,718
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	127,900	23,340
Building Products - 1.2%
Carlisle Companies, Inc.	122,000	31,503
Owens Corning	419,400	41,013
		72,516
Electrical Equipment - 1.8%
Regal Rexnord Corp.	661,000	104,200
Industrial Conglomerates - 1.0%
Hitachi Ltd.	1,153,500	58,372
Machinery - 2.7%
Allison Transmission Holdings, Inc.	1,612,700	76,603
Parker Hannifin Corp.	235,800	82,966
		159,569
Professional Services - 1.5%
Manpower, Inc.	266,000	22,578
Robert Half International, Inc.	273,300	22,033
Science Applications International Corp.	394,000	42,016
		86,627
Trading Companies & Distributors - 0.5%
Brenntag SE	407,500	30,774
TOTAL INDUSTRIALS		589,116
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 2.2%
Cisco Systems, Inc.	2,647,500	128,192
IT Services - 6.6%
Amdocs Ltd.	785,328	71,944
Capgemini SA	308,200	57,976
Cognizant Technology Solutions Corp. Class A	444,100	27,814
Fidelity National Information Services, Inc.	809,700	51,311
Genpact Ltd.	379,800	18,128
Global Payments, Inc.	644,000	72,257
SS&C Technologies Holdings, Inc.	696,900	40,908
Visa, Inc. Class A	222,000	48,827
		389,165
Semiconductors & Semiconductor Equipment - 2.9%
Microchip Technology, Inc.	1,267,300	102,689
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	799,000	69,569
		172,258
Software - 1.8%
Microsoft Corp.	286,300	71,409
Open Text Corp. (a)	975,400	33,576
		104,985
TOTAL INFORMATION TECHNOLOGY		794,600
MATERIALS - 2.5%
Chemicals - 2.1%
Celanese Corp. Class A	423,900	49,270
CF Industries Holdings, Inc.	586,800	50,400
Olin Corp.	389,400	22,488
		122,158
Containers & Packaging - 0.4%
Berry Global Group, Inc.	376,900	23,405
TOTAL MATERIALS		145,563
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	237,700	35,603
American Tower Corp.	142,300	28,177
Corporate Office Properties Trust (SBI)	1,513,700	38,493
Essex Property Trust, Inc.	109,400	24,950
Gaming & Leisure Properties	284,100	15,307
Public Storage	101,800	30,433
		172,963
UTILITIES - 5.5%
Electric Utilities - 3.5%
Duke Energy Corp.	769,700	72,552
Edison International	1,020,694	67,580
Exelon Corp.	481,600	19,452
FirstEnergy Corp.	1,109,800	43,881
		203,465
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp.	1,808,100	39,760
Multi-Utilities - 1.3%
Dominion Energy, Inc.	638,500	35,513
Sempra Energy	287,600	43,128
		78,641
TOTAL UTILITIES		321,866
TOTAL COMMON STOCKS (Cost $5,056,580)		5,704,214

Money Market Funds - 6.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.63% (b)	173,200,636	173,235
Fidelity Securities Lending Cash Central Fund 4.63% (b)(c)	198,474,104	198,494
TOTAL MONEY MARKET FUNDS (Cost $371,729)		371,729

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $5,428,309)	6,075,943
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(194,051)
NET ASSETS - 100.0%	5,881,892

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	189,261	226,336	242,362	1,847	-	-	173,235	0.4%
Fidelity Securities Lending Cash Central Fund 4.63%	181,944	239,505	222,955	91	-	-	198,494	0.6%
Total	371,205	465,841	465,317	1,938	-	-	371,729

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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